Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expenses	¥ 27,494	$ 4,314	¥ 28,960	¥ 24,715
Depreciation excluding disposal of PPE			¥ 28,502
Leasehold Improvements
Property Plant And Equipment [Line Items]
Loss on termination of lease	¥ 41,254